Dear Schwab Select Annuity(R)Investor:


We are pleased to provide you with the annual reports for the portfolios you had selected in your Schwab Select Annuity as of December 31, 2002. Inside you'll find individual annual reports prepared by the investment companies that manage them.*


As you continue to invest to achieve your financial goals, we hope you will find the enclosed reports useful. If you have any questions, please don't hesitate to call one of our licensed annuity representatives at 1-800-838-0650 (New York residents, call 1-800-838-0649) Monday through Friday 6:00 a.m. to 4:30 p.m. Pacific time.


Thank you for your continued trust.


Sincerely,


Charles Schwab Insurance Services



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* When you invest in the Schwab Select Annuity you do not invest directly in the annuity portfolios. You invest in sub-accounts of a separate account of Great-West Life & Annuity Insurance Company (First Great-West Life & Annuity Insurance Company in New York State) that in turn, invest in the annuity portfolios you've selected. Your account is then credited with variable accumulation units in that sub-account. The fees and charges associated with the sub-accounts and the terms and conditions of your investment are detailed in the prospectus for the Schwab Select Annuity. Please read the prospectus carefully before investing.

The Schwab Select Annuity (Form #J434) is a flexible premium deferred variable annuity distributed by Charles Schwab & Co., Inc and is issued by Great-West Life & Annuity Insurance Company. In New York State, the Schwab Select Annuity (Form #J434NY) is issued by First Great-West Life & Annuity Insurance Company, Albany, New York. Charles Schwab & Co., Inc. is the broker/dealer, insurance agency and distributor. This contract is not available in all states.

(C)2003 Charles Schwab & Co., Inc. (0003-8241)





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                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        Variable Annuity-1 Series Account
                            Annual Report Form N-30D
                         File Nos. 333-01153, 811-07549


The information required to be contained in this report for the period ending December 31, 2002 includes the attached letter to contract holders and the following previously filed annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

Alger American Fund
File No. 811-05550
Form N-30D
Filed via EDGAR and accepted on February 26, 2003
Accession No. 0000930413-03-000579

American Century Variable Portfolios, Inc.
File No. 811-05188
Form N-30D
Filed via EDGAR and accepted on February 28, 2003
Accession No. 0000814680-03-000004

Baron Capital Asset Fund: Insurance Shares
File No. 811-08505
Form N-30D
Filed via EDGAR and accepted on February 26, 2003
Accession No. 0001050084-03-000001

Berger Institutional Products Trust
File No. 811-07367
Form N-30D
Filed via EDGAR and accepted on February 13, 2003
Accession No. 0001035704-03-000111

Deutsche Asset Management VIT Funds: Scudder VIT EAFE(R)Equity Index Fund File No. 811-07507
Form N-30D
Filed via EDGAR and accepted on February 28, 2003
Accession No. 0000935069-03-000230

Deutsche Asset Management VIT Funds: Scudder VIT Small Cap Index Fund File No. 811-07507
Form N-30D
Filed via EDGAR and accepted on February 28, 2003
Accession No. 0000935069-03-000232

Dreyfus Variable Investment Fund
File No. 811-05125
Form N-30D
Filed via EDGAR and accepted on March 4, 2003
Accession No. 0000813383-03-000006

Federated Insurance Series
File No. 811-08042
Form N-30D
Filed via EDGAR and accepted on February 26, 2003
Accession No. 0001056288-03-000153

INVESCO Variable Investment Funds, Inc.
File No. 811-08038
Form N-30D
Filed via EDGAR and accepted on March 3, 2003
Accession No. 0000912744-03-000003

Janus Aspen Series
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on February 21, 2003
Accession No. 0001093801-03-000222

Montgomery Funds III
File No. 811-08782
Form N-30D
Filed via EDGAR and accepted on March 7, 2003
Accession No. 0001206774-03-000123

The Prudential Series Fund, Inc.
File No. 811-03623
Form N-30D
Filed via EDGAR and accepted on March 4, 2003
Accession No. 0000950109-03-001041

SAFECO Resource Series Trust
File No. 811-04717
Form N-30D
Filed via EDGAR and accepted on March 3, 2003
Accession No. 0001047469-03-007458

Schwab Annuity Portfolios
File No. 811-08314
Form N-30D
Filed via EDGAR and accepted on February 26, 2003
Accession No. 0000950149-03-000444

Scudder Variable Series I
File No. 811-04257
Form N-30D
Filed via EDGAR and accepted on February 13, 2003
Accession No. 0000088053-03-000198

Strong Variable Insurance Funds, Inc.
File No. 811-06553
Form N-30D
Filed via EDGAR and accepted on March 4, 2003
Accession No. 0000950131-03-001104

Van Kampen Universal Institutional Funds
File No. 811-07607
Form N-30D
Filed via EDGAR and accepted on March 4, 2003
Accession No. 0001047469-03-007606